Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Future minimum lease payments under non-cancellable operating leases
2022	¥ 34,949				$ 5,484
2023	24,394				3,828
2024	4,600				722
2025 and thereafter	2,226				349
Total	66,169				$ 10,383
Total rental expenses for operating leases	¥ 55,412	$ 8,695	¥ 37,027	¥ 31,254